INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS (Details 3) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB
Revenues
Total advertising revenue	$ 798.7	RUB 58,210	RUB 50,147	RUB 38,848
Online payment commissions				394
Other revenues	21.7	1,582	620	260
Total revenues	820.4	59,792	50,767	39,502
Text-based advertising
Revenues
Total advertising revenue	751.2	54,749	46,638	35,469
Yandex websites
Revenues
Total advertising revenue	552.2	40,243	35,228	27,584
Yandex ad network websites
Revenues
Total advertising revenue	199.0	14,506	11,410	7,885
Display advertising
Revenues
Total advertising revenue	$ 47.5	RUB 3,461	RUB 3,509	RUB 3,379